Nature of Business	12 Months Ended
Dec. 31, 2014
Nature of Business [Abstract]
NATURE OF BUSINESS

NOTE 1 – NATURE OF BUSINESS

OptimizeRx Corporation, is a technology solutions company targeting the health care industry. Our objective is to bring better access to better care through connecting patients, physicians and pharmaceutical manufacturers through technology. Originally defined as a marketing and advertising company through our consumer website, we have matured into a technology solutions provider as we launched our direct to physician solution, SampleMD. SampleMD allows physicians to search, print and send available sample trial vouchers and/or co-pay coupons on behalf of their patients. The SampleMD solution is integrated into the physician’s ePrescribing or Electronic Medical Records applications, but could also be a stand-alone desktop application. OptimizeRx solutions provide pharmaceutical manufacturers a direct to physician channel for communicating and promoting their products. It provides health care providers a means to provide sampling and coupons without having to physically store samples on site, and it provides better access and affordability to patients.

The company was originally formed as Optimizer Systems, LLC in the State of Michigan on January 31, 2006. It incorporated in the State of Michigan on October 22, 2007 and changed its name to OptimizeRx Corporation. On April 14, 2008, RFID, Ltd., a Colorado corporation, consummated a reverse merger by entering into a share exchange agreement with the stockholders of OptimizeRx Corporation, pursuant to which the stockholders of OptimizeRx Corporation exchanged all of the issued and outstanding capital stock of OptimizeRx Corporation for 1,256,958 shares of common stock of RFID, Ltd., representing 100% of the outstanding capital stock of RFID, Ltd. As of April 30, 2008, RFID’s officers and directors resigned their positions and RFID changed its business to OptimizeRx’s business. On April 15, 2008, RFID, Ltd.’s corporate name was changed to OptimizeRx Corporation. On September 4, 2008, a migratory merger was completed, thereby changing the state of incorporation from Colorado to Nevada, resulting in the current corporate structure, in which OptimizeRx Corporation, a Nevada corporation, is the parent corporation, and OptimizeRx Corporation, a Michigan corporation, which is a wholly-owned subsidiary (together, "OptimizeRx" and "the Company").